Equity - Cash Flow Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Information [Line Items]
Net cash flow provided by operating activities	€ 10,268	€ 13,196	€ 15,022
Net cash flow used in investing activities	5,896	(7,790)	(5,641)
Net cash flow used in financing activities	(12,990)	(5,438)	(9,021)
Net increase (decrease) in cash and cash equivalents during the year	2,976	(438)	350
Telefónica Brazil
Entity Information [Line Items]
Net cash flow provided by operating activities	2,949	3,517	4,231
Net cash flow used in investing activities	(1,295)	(1,238)	(1,900)
Net cash flow used in financing activities	(1,467)	(1,817)	(2,230)
Net increase (decrease) in cash and cash equivalents during the year	187	462	101
Telefónica Germany
Entity Information [Line Items]
Net cash flow provided by operating activities	2,407	2,386	2,249
Net cash flow used in investing activities	(875)	(459)	(1,194)
Net cash flow used in financing activities	(1,820)	(1,342)	(997)
Net increase (decrease) in cash and cash equivalents during the year	(288)	585	58
Colombia Telecomunicaciones S.A. E.S.P.
Entity Information [Line Items]
Net cash flow provided by operating activities	344	276	237
Net cash flow used in investing activities	(153)	(189)	15
Net cash flow used in financing activities	(218)	(42)	(169)
Net increase (decrease) in cash and cash equivalents during the year	(27)	45	83
Telxius Telecom, S.A.
Entity Information [Line Items]
Net cash flow provided by operating activities	(627)	528	463
Net cash flow used in investing activities	6,874	(1,141)	(199)
Net cash flow used in financing activities	(6,164)	575	(251)
Net increase (decrease) in cash and cash equivalents during the year	€ 83	€ (38)	€ 13